Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Australia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 31.0%
ANZ Group Holdings Ltd.	3,598,659	$67,342,524
Commonwealth Bank of Australia	2,026,752	229,973,193
National Australia Bank Ltd.	3,709,054	90,768,206
Westpac Banking Corp.	4,145,884	86,984,243
		475,068,166
Biotechnology — 6.1%
CSL Ltd.	586,436	93,577,600
Broadline Retail — 4.8%
Wesfarmers Ltd.	1,374,348	73,536,394
Capital Markets — 4.7%
ASX Ltd.	235,319	10,812,139
Macquarie Group Ltd.	438,522	60,494,266
		71,306,405
Commercial Services & Supplies — 1.6%
Brambles Ltd.	1,662,548	24,868,818
Construction Materials — 0.8%
James Hardie Industries PLC(a)	520,605	11,977,535
Consumer Staples Distribution & Retail — 3.5%
Coles Group Ltd.	1,624,472	22,624,188
Woolworths Group Ltd.	1,479,488	30,383,414
		53,007,602
Diversified REITs — 0.7%
Stockland	2,906,451	10,236,060
Diversified Telecommunication Services — 1.0%
Telstra Group Ltd.	4,875,787	15,028,500
Electric Utilities — 0.9%
Origin Energy Ltd.	2,086,442	14,557,610
Financial Services — 0.4%
Washington H Soul Pattinson & Co. Ltd.	289,299	6,884,580
Gas Utilities — 0.5%
APA Group	1,578,171	8,432,919
Health Care Equipment & Supplies — 0.9%
Cochlear Ltd.	79,203	13,848,918
Health Care Providers & Services — 1.4%
Sigma Healthcare Ltd.	5,592,291	11,245,200
Sonic Healthcare Ltd.	552,732	9,507,117
		20,752,317
Health Care Technology — 0.8%
Pro Medicus Ltd.	69,584	12,615,432
Hotels, Restaurants & Leisure — 2.4%
Aristocrat Leisure Ltd.	681,782	27,395,696
Lottery Corp. Ltd. (The)	2,694,771	8,855,184
		36,250,880
Industrial REITs — 3.4%
Goodman Group	2,459,954	52,176,144
Insurance — 4.6%
Insurance Australia Group Ltd.	2,864,626	15,955,185
Medibank Pvt Ltd.	3,335,409	10,250,308
QBE Insurance Group Ltd.	1,828,799	27,318,889
Suncorp Group Ltd.	1,311,596	17,474,048
		70,998,430
Security	Shares	Value
Interactive Media & Services — 1.3%
CAR Group Ltd.	457,428	$10,482,981
REA Group Ltd.	64,004	9,886,395
		20,369,376
Metals & Mining — 16.9%
BHP Group Ltd.	6,147,600	151,015,724
BlueScope Steel Ltd.	530,529	7,787,590
Evolution Mining Ltd.	2,425,107	13,924,066
Fortescue Ltd.	2,050,936	20,404,339
Northern Star Resources Ltd.	1,644,855	22,367,902
Rio Tinto Ltd.	449,585	32,694,263
South32 Ltd.	5,465,429	10,775,806
		258,969,690
Oil, Gas & Consumable Fuels — 3.2%
Santos Ltd.	3,933,420	16,706,737
Woodside Energy Group Ltd.	2,299,600	33,020,480
		49,727,217
Passenger Airlines — 0.4%
Qantas Airways Ltd.	897,265	6,132,038
Professional Services — 1.1%
Computershare Ltd.	637,204	16,497,709
Retail REITs — 1.5%
Scentre Group	6,308,280	14,936,137
Vicinity Ltd.	4,722,408	7,500,159
		22,436,296
Software — 2.5%
WiseTech Global Ltd.	243,114	16,797,521
Xero Ltd.(a)	176,173	20,927,316
		37,724,837
Trading Companies & Distributors — 0.7%
Reece Ltd.	273,995	2,764,845
SGH Ltd.	248,006	8,110,120
		10,874,965
Transportation Infrastructure — 2.2%
Transurban Group	3,764,600	34,404,954
Total Long-Term Investments — 99.3% (Cost: $1,622,679,726)		1,522,261,392
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	610,000	610,000
Total Short-Term Securities — 0.1% (Cost: $610,000)		610,000
Total Investments — 99.4% (Cost: $1,623,289,726)		1,522,871,392
Other Assets Less Liabilities — 0.6%		9,550,820
Net Assets — 100.0%		$1,532,422,212

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Australia ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$6,633,735	$—	$(6,635,140)(b)	$2,619	$(1,214)	$—	—	$11,663 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	420,000	190,000 (b)	—	—	—	610,000	610,000	24,461	—
				$2,619	$(1,214)	$610,000		$36,124	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	69	06/19/25	$9,404	$284,407
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,522,261,392	$—	$1,522,261,392
Short-Term Securities
Money Market Funds	610,000	—	—	610,000
	$610,000	$1,522,261,392	$—	$1,522,871,392

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Australia ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$284,407	$—	$—	$284,407

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.